Estimated Useful Lives of Assets (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2019
Estimated useful lives of assets [Line Items]
Changes on initial application of IFRS 9	$ 24
Increase (decrease) due to changes in accounting policy [member] | IFRS 9 [Member]
Estimated useful lives of assets [Line Items]
Secured bank loans received	(24)
Retained earnings
Estimated useful lives of assets [Line Items]
Changes on initial application of IFRS 9	$ 24
Leasehold interests in land [Member]
Estimated useful lives of assets [Line Items]
Useful life measured as period of time, property, plant and equipment		50 years
Leasehold improvements [member]
Estimated useful lives of assets [Line Items]
Depreciation rate, property, plant and equipment		Shorter of lease term or 3 years
Land improvements, buildings and building improvements [Member] | Bottom of range [member]
Estimated useful lives of assets [Line Items]
Useful life measured as period of time, property, plant and equipment		10 years
Land improvements, buildings and building improvements [Member] | Top of range [member]
Estimated useful lives of assets [Line Items]
Useful life measured as period of time, property, plant and equipment		50 years
Leased buildings and equipment [member]
Estimated useful lives of assets [Line Items]
Depreciation rate, property, plant and equipment		Lease term
Ships [member]
Estimated useful lives of assets [Line Items]
Useful life measured as period of time, property, plant and equipment		20 years
Furniture, fittings and equipment [Member] | Bottom of range [member]
Estimated useful lives of assets [Line Items]
Useful life measured as period of time, property, plant and equipment		3 years
Furniture, fittings and equipment [Member] | Top of range [member]
Estimated useful lives of assets [Line Items]
Useful life measured as period of time, property, plant and equipment		20 years
Motor vehicles [member] | Bottom of range [member]
Estimated useful lives of assets [Line Items]
Useful life measured as period of time, property, plant and equipment		5 years
Motor vehicles [member] | Top of range [member]
Estimated useful lives of assets [Line Items]
Useful life measured as period of time, property, plant and equipment		6 years